Investment Risks - FMI Global Equity ETF	Oct. 30, 2026
ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risks: As an exchange-traded fund (“ETF”), the Fund is subject to the following risks:

Premium/Discount [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Premium/Discount: Fund shares are bought and sold in the secondary market at market prices rather than NAV and may trade at a premium or discount to NAV. The market price of Fund shares fluctuates in response to changes in the value of the Fund’s holdings, supply and demand for shares, and other market factors. During periods of market volatility or market disruption, shares may trade at a larger premium or discount to NAV and the bid/ask spread may widen. Because a significant portion of the Fund’s portfolio may trade on foreign markets that are closed when the Fund’s shares are trading in the United States, the Fund’s shares may trade at premiums or discounts that are greater than those experienced by domestic ETFs.

Trading Halt [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Halt: Trading in Fund shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Trading may also be halted because of extraordinary market volatility pursuant to exchange “circuit breaker” rules or due to operational issues affecting the Fund, the exchange, Authorized Participants, market makers, or other market participants.

Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Transactions Risk: The Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs that effect their creations and redemptions primarily on an in-kind basis. Cash creations and redemptions may require the Fund to sell portfolio securities and may cause the Fund to incur brokerage and other transaction costs and recognize capital gains that it might not have recognized if it had made redemptions in-kind.

Authorized Participant Concentration [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participant Concentration: The Fund may have a limited number of financial institutions that may act as Authorized Participants. To the extent those Authorized Participants are unavailable or unwilling to engage in creation or redemption transactions and no other Authorized Participant steps forward, Fund shares may trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a limited number of market makers and liquidity providers. If market makers, liquidity providers, or Authorized Participants exit the business or otherwise reduce their activities, the Fund’s shares may trade at wider bid-ask spreads and/or larger premiums or discounts to NAV.

Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and may incur a bid-ask spread. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Frequent trading may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Market Trading Risk: There can be no assurance that an active trading market for Fund shares will develop or be maintained. In stressed market conditions, the liquidity of Fund shares may begin to reflect the liquidity of the Fund’s underlying holdings, which may be significantly less liquid than Fund shares. This could lead to greater differences between the market price of Fund shares and the Fund’s NAV.

Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock Market Risk: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.

Large Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Companies Risk: Large capitalization companies may grow more slowly than the overall economy and tend to go in and out of favor based on market and economic conditions, and the Fund may underperform investments that focus on small or medium capitalization companies. Large capitalization companies may be less able than smaller companies to adapt quickly to changing market conditions, new competitive challenges, or evolving consumer preferences.

Medium Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Medium Capitalization Companies Risk: Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.

Focused Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Focused Portfolio Risk: While the Fund is a diversified fund within the meaning of the Investment Company Act of 1940,the Fund’s portfolio tends to be invested in a relatively small number of issuers. As a result, the appreciation or depreciation of any one issuer held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of issuers. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses. The Fund may also invest a substantial portion of its assets in issuers located in a limited number of countries or regions, which may increase the Fund’s sensitivity to economic, political, regulatory, or market developments in those countries or regions.

Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Investing Risk: The Fund’s portfolio managers may be wrong in their assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may suffer.

Fundamental Analysis Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fundamental Analysis Risk: The Adviser uses fundamental analysis in selecting investments for the Fund. The success of this approach depends in part on the Adviser’s ability to evaluate business quality, financial condition, competitive position, future earnings, and valuation. If the information used is inaccurate, incomplete, stale, or misinterpreted, or if the Adviser’s analysis is incorrect, the Fund may underperform or lose money.

Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Shareholder Risk: Certain large shareholders, including Authorized Participants, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk: The Fund is a new fund, with a limited operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. Newer and smaller funds may have wider bid-ask spreads, lower trading volumes, greater trading costs, and less efficient operation than larger or more established funds.

Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk: Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to other income securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on other income securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may provide that, in the event the issuer fails to make a specified number of dividend payments, the holders of the preferred stock will have the right to elect a specified number of directors to the issuer’s board. Preferred stock also may be subject to optional or mandatory redemption provisions. In addition, preferred stock may trade less frequently and in a more limited volume and may be subject to more abrupt or unpredictable price movements than certain other types of securities.

Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Securities Risk: The Fund may buy securities convertible into common stock or other equity in a company, such as convertible preferred stocks and warrants. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the underlying securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Convertible bonds are subject to risks associated with fixed income investments, such as credit risk, interest rate risk, and maturity risk. Convertible preferred stocks are subject to the risks of preferred stocks, such as equity risk and risks that the issuer will not be able to pay any preferred dividend or other preference. Warrants are subject to risks associated with options, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk: Stocks of non-U.S. companies (whether held directly or in ADRs or ADSs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements as those of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S., a rise in protectionist trade policies, the possibility of a national or global recession, risks associated with pandemic and epidemic diseases, trade tensions, the possibility of changes to some international trade agreements, political events, and continuing political tension and armed conflicts may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy. Foreign markets may be open on days when Fund shares are not priced, and Fund shares may trade on days when foreign markets are closed. This may result in premiums and discounts that are greater than those associated with funds that invest primarily in domestic securities.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk: The risks of investing in non-U.S. securities may be heightened for securities of issuers located in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging market countries may also have less developed legal and accounting systems. In addition to all of the risks of investing in non-U.S. securities, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary Receipts Risk: Depositary receipts, including ADRs and ADSs, are generally subject to the same risks as the foreign securities they evidence or into which they may be converted. Depositary receipts may also involve additional risks, including reduced voting rights, additional expenses, less liquidity, and the possibility that the price of the depositary receipt may not track the price of the underlying foreign security. Unsponsored depositary receipts may present greater risks because the issuer of the underlying security is not obligated to provide shareholder communications or other information to investors.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

Changes in Tax Laws [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Changes in Tax Laws: Tax law is subject to change, possibly with retroactive effect, or to different interpretations, and such changes or interpretations could adversely affect the Fund. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The One Big Beautiful Bill Act made significant other changes to the U.S. tax laws, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Passive Foreign Investment Company [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Passive Foreign Investment Company: The Fund may invest in foreign corporations that are classified as “passive foreign investment companies” for U.S. federal income tax purposes, which could result in adverse U.S. federal income tax consequences to the Fund and its shareholders.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk: Equity securities may be subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity stockholders are subordinate to all other claims on a company’s assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Region, Sector or Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Region, Sector or Industry Risk: If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund’s overall portfolio. Individual regions, sectors or industries may be more volatile, and may perform differently than the broader market.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is a risk that you could lose all or a portion of your money on your investment in the Fund.